UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – January 31, 2016

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 11.5%
Consumer, Non-cyclical - 5.0%
Gilead Sciences, Inc.[1]	49,400	$4,100,199
Cigna Corp.[1]	29,971	4,004,126
Bristol-Myers Squibb Co.[1]	51,100	3,176,376
Mylan N.V.*,1,2	39,000	2,054,910
Amgen, Inc.[2]	12,200	1,863,306
Biogen, Inc.*,2	6,600	1,802,196
Cempra, Inc.*,1	17,500	301,525
Total Consumer, Non-cyclical		17,302,638
Industrial - 1.9%
General Dynamics Corp.[1]	35,500	4,748,835
Deutsche Post AG*	80,000	1,932,974
General Electric Co.	1	29
Total Industrial		6,681,838
Financial - 1.5%
Blackstone Group, LP1	148,900	3,911,603
Synchrony Financial*,1	46,400	1,318,688
Total Financial		5,230,291
Consumer, Cyclical - 1.4%
Target Corp.[1]	45,400	3,287,868
General Motors Co.[1]	53,600	1,588,704
Total Consumer, Cyclical		4,876,572
Technology - 0.9%
Xilinx, Inc.[1]	65,200	3,277,604
Communications - 0.8%
Time Warner, Inc.[1,2]	40,100	2,824,644
Total Common Stocks
(Cost $42,921,303)		40,193,587
CONVERTIBLE PREFERRED STOCKS† - 21.5%
Consumer, Non-cyclical - 8.2%
Teva Pharmaceutical Industries Ltd.
7.00% due 12/15/18*,1	12,876	12,577,794
Allergan plc
5.50% due 03/01/18[1]	9,707	9,205,051
Anthem, Inc.
5.25% due 05/01/18[1]	163,263	7,198,266
Total Consumer, Non-cyclical		28,981,111
Communications - 4.9%
Frontier Communications Corp.
11.13% due 06/29/18[1]	167,799	14,997,874
T-Mobile US, Inc.
5.50% due 12/15/17[1]	30,942	2,135,617
Total Communications		17,133,491
Financial - 4.4%
Wells Fargo & Co.
7.50%[1,3]	5,032	5,888,698
American Tower Corp.
5.50% due 02/15/18[1]	26,331	2,600,186
5.25% due 05/15/17[1]	26,000	2,578,160
KeyCorp
7.75%[1,3]	18,000	2,340,000
Alexandria Real Estate Equities, Inc.
7.00%[1,3]	50,000	1,375,000
Weyerhaeuser Co.
6.38% due 07/01/16[1]	17,958	823,015
Total Financial		15,605,059

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 21.5% (continued)
Utilities - 1.9%
Dominion Resources, Inc.
6.38% due 07/01/17[1]	$58,850	$2,928,376
NextEra Energy, Inc.
5.80% due 09/01/16[1]	44,104	2,509,518
Exelon Corp.
6.50% due 06/01/17[1]	27,281	1,181,540
Total Utilities		6,619,434
Industrial - 1.3%
Stanley Black & Decker, Inc.
6.25% due 11/17/16[1]	28,995	3,075,789
Stericycle, Inc.
5.25% due 09/15/18[1]	15,690	1,426,692
Total Industrial		4,502,481
Basic Materials - 0.4%
Alcoa, Inc.
5.38% due 10/01/17[1]	32,712	861,961
A Schulman, Inc.
6.00%[1,3]	1,000	600,000
Total Basic Materials		1,461,961
Consumer, Cyclical - 0.4%
William Lyon Homes
6.50% due 12/01/17[1]	19,869	1,273,404
Total Convertible Preferred Stocks
(Cost $82,120,932)		75,576,941
SHORT TERM INVESTMENTS† - 9.9%
Goldman Sachs Financial Prime Obligations - Administration Share Class,
0.01%[4]	34,714,351	34,714,351
Total Short Term Investments
(Cost $34,714,351)		34,714,351

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.0%
Technology - 22.6%
Intel Corp.
3.25% due 08/01/39[1]	3,600,000	5,505,767
2.95% due 12/15/35[1]	2,513,000	3,084,708
Lam Research Corp.
1.25% due 05/15/18[1]	3,049,000	4,106,622
0.50% due 05/15/16[1]	1,830,000	2,109,075
Microchip Technology, Inc.
1.63% due 02/15/25[1,5]	6,334,000	6,120,227
ON Semiconductor Corp.
1.00% due 12/01/20[1,5]	4,250,000	3,771,874
2.63% due 12/15/26[1]	1,531,000	1,642,954
Micron Technology, Inc.
3.00% due 11/15/43[1]	4,858,000	3,433,999
2.13% due 02/15/33	800,000	969,500
Verint Systems, Inc.
1.50% due 06/01/21[1]	4,737,000	4,346,197
Synchronoss Technologies, Inc.
0.75% due 08/15/19[1]	4,539,000	4,337,582
Red Hat, Inc.
0.25% due 10/01/19[1]	3,192,000	3,800,475
Cornerstone OnDemand, Inc.
1.50% due 07/01/18[1]	3,916,000	3,771,597

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.0% (continued)
Technology - 22.6% (continued)
ServiceNow, Inc.
0.00% due 11/01/18[1,6]	$3,258,000	$3,524,749
salesforce.com, Inc.
0.25% due 04/01/18[1]	2,810,000	3,336,875
Proofpoint, Inc.
0.75% due 06/15/20[1,5]	3,441,000	3,236,691
Citrix Systems, Inc.
0.50% due 04/15/19[1]	2,602,000	2,754,868
NVIDIA Corp.
1.00% due 12/01/18[1]	1,772,000	2,671,291
SanDisk Corp.
0.50% due 10/15/20[1]	2,320,000	2,395,400
BroadSoft, Inc.
1.00% due 09/01/22[1,5]	2,239,000	2,357,947
Akamai Technologies, Inc.
0.00% due 02/15/19[1,6]	2,285,000	2,140,771
NXP Semiconductors N.V.
1.00% due 12/01/19	1,936,000	2,049,740
Nuance Communications, Inc.
1.00% due 12/15/35[1,5]	2,219,000	2,009,582
Xilinx, Inc.
2.63% due 06/15/17[1]	1,092,000	1,895,985
Bottomline Technologies de, Inc.
1.50% due 12/01/17	1,336,000	1,475,445
PROS Holdings, Inc.
2.00% due 12/01/19[5]	1,184,000	930,920
Allscripts Healthcare Solutions, Inc.
1.25% due 07/01/20[1]	888,000	919,635
Inphi Corp.
1.13% due 12/01/20[5]	744,000	720,285
Total Technology		79,420,761
Consumer, Non-cyclical - 19.1%
Jarden Corp.
1.13% due 03/15/34[1]	5,684,000	6,653,833
HealthSouth Corp.
2.00% due 12/01/43[1]	4,693,000	5,077,239
Molina Healthcare, Inc.
1.63% due 08/15/44[1]	3,953,000	4,543,479
Hologic, Inc.
2.00% due 03/01/42[1,7,8]	2,113,000	2,598,990
0.00% due 12/15/43[1,7,9]	1,450,000	1,769,906
Brookdale Senior Living, Inc.
2.75% due 06/15/18[1]	4,140,000	4,002,863
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	3,290,000	3,645,731
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1]	4,012,000	3,580,709
Euronet Worldwide, Inc.
1.50% due 10/01/44[1]	2,750,000	3,422,031
Wright Medical Group, Inc.
2.00% due 02/15/20[5]	2,920,000	2,779,475
Gilead Sciences, Inc.
1.63% due 05/01/16[1]	685,000	2,525,513
Depomed, Inc.
2.50% due 09/01/21[1]	2,427,000	2,458,854

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.0% (continued)
Consumer, Non-cyclical - 19.1% (continued)
PTC Therapeutics, Inc.
3.00% due 08/15/22[1,5]	$3,049,000	$2,425,861
NuVasive, Inc.
2.75% due 07/01/17[1]	1,971,000	2,413,243
Illumina, Inc.
0.50% due 06/15/21[1]	2,080,000	2,275,000
Horizon Pharma Investment Ltd.
2.50% due 03/15/22[1,5]	2,561,000	2,253,680
Huron Consulting Group, Inc.
1.25% due 10/01/19	2,354,000	2,233,358
Jazz Investments I Ltd.
1.88% due 08/15/21[1]	2,148,000	2,194,988
Array BioPharma, Inc.
3.00% due 06/01/20[1]	2,087,000	1,715,253
Emergent BioSolutions, Inc.
2.88% due 01/15/21	1,220,000	1,592,100
Live Nation Entertainment, Inc.
2.50% due 05/15/19[1]	1,545,000	1,533,412
J Sainsbury plc
1.25% due 11/21/19[1]	1,000,000 GBP	1,462,474
Medicines Co.
2.50% due 01/15/22	1,141,000	1,360,643
Macquarie Infrastructure Company LLC
2.88% due 07/15/19[1]	1,237,000	1,353,742
Incyte Corp.
0.38% due 11/15/18[1]	801,000	1,211,012
Total Consumer, Non-cyclical		67,083,389
Communications - 15.0%
Priceline Group, Inc.
0.35% due 06/15/20[1]	5,681,000	6,295,257
1.00% due 03/15/18[1]	2,566,000	3,262,027
Ciena Corp.
0.88% due 06/15/17[1]	3,800,000	3,743,000
4.00% due 12/15/20[1]	2,597,000	3,131,008
Ctrip.com International Ltd.
1.25% due 10/15/18[1]	2,216,000	2,808,781
1.00% due 07/01/20[5]	2,396,000	2,550,242
Finisar Corp.
0.50% due 12/15/33[1]	5,000,000	4,578,125
Telecom Italia Finance S.A.
6.13% due 11/15/16	2,500,000 EUR	3,490,963
Twitter, Inc.
1.00% due 09/15/21[1]	3,835,000	3,127,922
Liberty Media Corp.
1.38% due 10/15/23	3,086,000	2,927,843
Yahoo!, Inc.
0.00% due 12/01/18[1,6]	2,988,000	2,896,493
LinkedIn Corp.
0.50% due 11/01/19[1]	2,800,000	2,850,751
SINA Corp.
1.00% due 12/01/18[1]	2,900,000	2,829,312
CalAmp Corp.
1.63% due 05/15/20[1,5]	2,811,000	2,573,822
WebMD Health Corp.
1.50% due 12/01/20	2,028,000	2,353,747

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.0% (continued)
Communications - 15.0% (continued)
FireEye, Inc.
1.63% due 06/01/35[5]	$2,697,000	$2,071,633
Qihoo 360 Technology Company Ltd.
0.50% due 08/15/20[1]	1,223,000	1,186,310
Total Communications		52,677,236
Financial - 12.5%
Colony Capital, Inc.
3.88% due 01/15/21[1]	8,578,000	7,543,278
Forest City Realty Trust, Inc.
3.63% due 08/15/20	6,086,000	6,196,309
Colony Starwood Homes
3.00% due 07/01/19	2,993,000	2,805,937
4.50% due 10/15/17[1]	874,000	870,723
Starwood Property Trust, Inc.
4.00% due 01/15/19[1]	3,637,000	3,655,185
Fidelity National Financial, Inc.
4.25% due 08/15/18[1]	2,025,000	3,645,000
Air Lease Corp.
3.88% due 12/01/18[1]	3,065,000	3,582,219
Radian Group, Inc.
2.25% due 03/01/19[1]	2,677,000	2,917,930
American Realty Capital Properties, Inc.
3.00% due 08/01/18	3,100,000	2,917,875
iStar, Inc.
3.00% due 11/15/16[1]	2,796,000	2,830,950
PRA Group, Inc.
3.00% due 08/01/20[1]	3,217,000	2,527,356
Extra Space Storage, LP
3.13% due 10/01/35[1,5]	2,139,000	2,395,680
Encore Capital Group, Inc.
2.88% due 03/15/21	2,426,000	1,469,246
Element Financial Corp.
4.25% due 06/30/20[5]	550,000 CAD	383,017
Total Financial		43,740,705
Consumer, Cyclical - 5.3%
Iconix Brand Group, Inc.
2.50% due 06/01/16[1]	7,600,000	6,806,749
CalAtlantic Group, Inc.
1.25% due 08/01/32[1]	3,849,000	4,051,072
0.25% due 06/01/19	2,675,000	2,359,016
GNC Holdings, Inc.
1.50% due 08/15/20[5]	1,951,000	1,485,199
Fiat Chrysler Automobiles N.V.
7.88% due 12/15/16[1]	22,800	1,466,325
Tesla Motors, Inc.
1.25% due 03/01/21[1]	1,706,000	1,379,728
Meritor, Inc.
7.88% due 03/01/26[1]	1,097,000	1,187,503
Total Consumer, Cyclical		18,735,592
Industrial - 3.5%
Dycom Industries, Inc.
0.75% due 09/15/21[5]	2,489,000	2,450,108
Vishay Intertechnology, Inc.
2.25% due 11/15/40[1]	2,239,000	2,078,072

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 80.0% (continued)
Industrial - 3.5% (continued)
RTI International Metals, Inc.
1.63% due 10/15/19	$1,759,000	$1,651,261
SunPower Corp.
4.00% due 01/15/23[5]	1,219,000	1,312,711
Greenbrier Companies, Inc.
3.50% due 04/01/18[1]	1,138,000	1,192,766
Cemex SAB de CV
3.72% due 03/15/20	1,441,000	1,024,011
Echo Global Logistics, Inc.
2.50% due 05/01/20[1]	1,137,000	986,348
Atlas Air Worldwide Holdings, Inc.
2.25% due 06/01/22	1,134,000	880,268
BW Group Ltd.
1.75% due 09/10/19	600,000	538,800
Total Industrial		12,114,345
Utilities - 1.7%
CenterPoint Energy, Inc.
4.18% due 09/15/29[1,7]	75,508	4,497,445
NRG Yield, Inc.
3.25% due 06/01/20[1,5]	1,663,000	1,371,975
Total Utilities		5,869,420
Basic Materials - 0.3%
B2Gold Corp.
3.25% due 10/01/18[1]	1,375,000	1,122,344
Total Convertible Bonds
(Cost $301,681,452)		280,763,792
CORPORATE BONDS†† - 49.0%
Consumer, Non-cyclical - 9.0%
Prospect Medical Holdings, Inc.
8.38% due 05/01/19[1,5]	4,096,000	4,223,386
Tenet Healthcare Corp.
6.00% due 10/01/20[1]	1,700,000	1,806,250
4.50% due 04/01/21[1]	1,745,000	1,718,825
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/25[1,5]	3,633,000	3,274,241
HealthSouth Corp.
5.75% due 09/15/25[1,5]	2,625,000	2,558,850
HCA, Inc.
5.00% due 03/15/24[1]	2,275,000	2,309,125
CHS/Community Health Systems, Inc.
6.88% due 02/01/22[1]	2,272,000	2,067,520
Concordia Healthcare Corp.
9.50% due 10/21/22[5]	1,750,000	1,719,375
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	1,739,000	1,639,008
United Rentals North America, Inc.
5.50% due 07/15/25[1]	1,750,000	1,568,438
Land O'Lakes Capital Trust I
7.45% due 03/15/28[5]	1,500,000	1,567,500
Spectrum Brands, Inc.
5.75% due 07/15/25[1,5]	1,500,000	1,545,000

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 49.0% (continued)
Consumer, Non-cyclical - 9.0% (continued)
Sotheby's
5.25% due 10/01/22[1,5]	$1,667,000	$1,508,635
Molina Healthcare, Inc.
5.38% due 11/15/22[5]	1,000,000	1,000,000
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.00% due 02/01/25[1,5]	1,000,000	992,620
Cenveo Corp.
8.50% due 09/15/22[5]	2,000,000	970,000
Ahern Rentals, Inc.
7.38% due 05/15/23[1,5]	1,300,000	955,500
Land O' Lakes, Inc.
6.00% due 11/15/22[5]	19,000	19,855
Total Consumer, Non-cyclical		31,444,128
Financial - 8.3%
Credit Agricole S.A.
7.88%[1,3,5,10]	6,675,000	6,515,453
Synovus Financial Corp.
7.88% due 02/15/19[1]	3,154,000	3,457,572
5.13% due 06/15/17[1]	301,000	307,773
Corrections Corporation of America
4.63% due 05/01/23[1]	2,075,000	2,054,250
5.00% due 10/15/22	550,000	560,313
Alliance Data Systems Corp.
6.38% due 04/01/20[1,5]	2,250,000	2,278,125
E*TRADE Financial Corp.
4.63% due 09/15/23[1]	2,208,000	2,180,400
Ally Financial, Inc.
3.25% due 11/05/18	1,167,000	1,146,578
5.13% due 09/30/24[1]	825,000	839,438
Credit Acceptance Corp.
7.38% due 03/15/23[1,5]	1,650,000	1,600,499
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19[1]	1,500,000	1,561,875
International Lease Finance Corp.
8.75% due 03/15/17	1,380,000	1,453,968
CIT Group, Inc.
5.00% due 05/15/17[1]	1,380,000	1,412,775
Navient Corp.
6.00% due 01/25/17[1]	1,380,000	1,400,700
Equinix, Inc.
5.75% due 01/01/25[1]	1,191,000	1,229,708
DuPont Fabros Technology, LP
5.63% due 06/15/23[1]	1,100,000	1,108,250
Total Financial		29,107,677
Energy - 6.9%
Cimarex Energy Co.
4.38% due 06/01/24[1]	2,200,000	1,929,156
PBF Holding Company LLC / PBF Finance Corp.
7.00% due 11/15/23[5]	1,976,000	1,810,510
Continental Resources, Inc.
5.00% due 09/15/22	2,500,000	1,759,375
Sabine Pass Liquefaction LLC
6.25% due 03/15/22[1]	1,750,000	1,620,938

	Face
	Amount~	Value
CORPORATE BONDS†† - 49.0% (continued)
Energy - 6.9% (continued)
CONSOL Energy, Inc.
8.00% due 04/01/23[1]	$2,375,000	$1,603,125
Western Refining, Inc.
6.25% due 04/01/21[1]	1,718,000	1,571,970
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	1,750,000	1,535,021
Diamondback Energy, Inc.
7.63% due 10/01/21	1,482,000	1,482,000
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.00% due 05/15/23[1]	1,896,000	1,450,440
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.13% due 10/15/21[1]	1,500,000	1,365,000
SESI LLC
6.38% due 05/01/19[1]	1,625,000	1,182,188
Marathon Oil Corp.
3.85% due 06/01/25[1]	1,625,000	1,165,651
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/23[1]	1,210,000	1,107,150
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
6.50% due 04/15/21[1]	1,375,000	996,875
Kerr-McGee Corp.
6.95% due 07/01/24	1,000,000	994,001
Murphy Oil Corp.
3.70% due 12/01/22	1,588,000	918,774
Concho Resources, Inc.
5.50% due 04/01/23[1]	988,000	901,046
Weatherford International Ltd.
5.13% due 09/15/20	750,000	538,125
Hess Corp.
3.50% due 07/15/24	550,000	452,434
Total Energy		24,383,779
Industrial - 6.8%
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,5]	3,601,000	2,876,299
Masco Corp.
4.45% due 04/01/25[1]	2,500,000	2,506,250
MasTec, Inc.
4.88% due 03/15/23[1]	2,612,000	2,200,610
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.13% due 04/15/19[1]	2,103,000	2,145,060
TransDigm, Inc.
6.50% due 07/15/24	2,125,000	2,087,812
Eletson Holdings, Inc.
9.63% due 01/15/22[1,5]	2,183,000	1,866,464

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 49.0% (continued)
Industrial - 6.8% (continued)
Energizer Holdings, Inc.
5.50% due 06/15/25[1,5]	$1,925,000	$1,795,063
Cleaver-Brooks, Inc.
8.75% due 12/15/19[1,5]	1,875,000	1,771,875
Boise Cascade Co.
6.38% due 11/01/20[1]	1,725,000	1,759,500
KLX, Inc.
5.88% due 12/01/22[1,5]	1,754,000	1,648,585
Waterjet Holdings, Inc.
7.63% due 02/01/20[1,5]	1,472,000	1,464,640
Dispensing Dynamics International
12.50% due 01/01/18[5]	925,000	869,500
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc
7.38% due 01/15/22[1,5]	2,005,000	729,319
Total Industrial		23,720,977
Communications - 5.4%
Frontier Communications Corp.
11.00% due 09/15/25[1,5]	3,000,000	2,902,499
Sprint Communications, Inc.
7.00% due 03/01/20[1,5]	2,975,000	2,870,875
CenturyLink, Inc.
6.75% due 12/01/23[1]	3,000,000	2,850,000
EarthLink Holdings Corp.
7.38% due 06/01/20[1]	1,962,000	1,981,620
West Corp.
5.38% due 07/15/22[1,5]	2,250,000	1,904,063
Neptune Finco Corp.
10.88% due 10/15/25[5]	1,525,000	1,616,500
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20	915,000	791,475
7.50% due 04/01/21	525,000	451,500
ViaSat, Inc.
6.88% due 06/15/20[1]	1,143,000	1,204,436
Radio One, Inc.
7.38% due 04/15/22[1,5]	1,100,000	988,625
Telesat Canada / Telesat LLC
6.00% due 05/15/17[1,5]	650,000	656,500
GCI, Inc.
6.88% due 04/15/25	614,000	604,790
Hughes Satellite Systems Corp.
6.50% due 06/15/19[1]	270,000	296,663
Total Communications		19,119,546
Basic Materials - 5.0%
Celanese US Holdings LLC
5.88% due 06/15/21[1]	2,534,000	2,698,710
4.63% due 11/15/22[1]	1,750,000	1,701,875
Blue Cube Spinco, Inc.
10.00% due 10/15/25[1,5]	1,750,000	1,898,750
Steel Dynamics, Inc.
5.50% due 10/01/24	1,730,000	1,565,650
St. Barbara Ltd.
8.88% due 04/15/18[5]	1,500,000	1,462,500
Commercial Metals Co.
4.88% due 05/15/23[1]	1,480,000	1,237,650

	Face
	Amount~	Value
CORPORATE BONDS†† - 49.0% (continued)
Basic Materials - 5.0% (continued)
Sappi Papier Holding GmbH
6.63% due 04/15/21[1,5]	$1,200,000	$1,224,000
Compass Minerals International, Inc.
4.88% due 07/15/24[1,5]	1,250,000	1,150,000
Novasep Holding SAS
8.00% due 12/15/16[5]	958,000	936,445
Tronox Finance LLC
7.50% due 03/15/22[5]	1,375,000	831,875
First Quantum Minerals Ltd.
7.00% due 02/15/21[5]	1,628,000	744,810
A Schulman, Inc.
6.88% due 06/01/23[5]	792,000	716,760
TPC Group, Inc.
8.75% due 12/15/20[5]	1,000,000	670,000
Hexion, Inc.
8.88% due 02/01/18	825,000	565,125
FMG Resources August 2006 Pty Ltd.
9.75% due 03/01/22[5]	320,000	279,200
Total Basic Materials		17,683,350
Consumer, Cyclical - 5.0%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63% due 10/15/21[1]	3,000,000	3,104,999
Dana Holding Corp.
5.50% due 12/15/24[1]	1,676,000	1,513,638
5.38% due 09/15/21	959,000	929,031
MGM Resorts International
6.00% due 03/15/23[1]	1,100,000	1,099,313
7.75% due 03/15/22	800,000	851,000
L Brands, Inc.
5.63% due 02/15/22	1,500,000	1,614,000
Scientific Games International, Inc.
10.00% due 12/01/22	2,000,000	1,400,000
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/22[1]	1,375,000	969,375
7.00% due 06/15/23	499,000	361,775
Brookfield Residential Properties, Inc.
6.38% due 05/15/25[1,5]	1,500,000	1,271,250
Regal Entertainment Group
5.75% due 02/01/25	1,291,000	1,250,656
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	1,100,000	1,102,750
First Cash Financial Services, Inc.
6.75% due 04/01/21[1]	1,110,000	1,079,475
Travelex Financing plc
8.00% due 08/01/18[1,5]	725,000 GBP	1,060,345
Total Consumer, Cyclical		17,607,607
Technology - 2.1%
Qorvo, Inc.
7.00% due 12/01/25[1,5]	3,000,000	2,985,000

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 49.0% (continued)
Technology - 2.1% (continued)
NXP BV / NXP Funding LLC
5.75% due 02/15/21[1,5]	$2,000,000	$2,077,500
First Data Corp.
5.38% due 08/15/23[5]	1,100,000	1,124,750
ACI Worldwide, Inc.
6.38% due 08/15/20[1,5]	1,000,000	1,028,750
Total Technology		7,216,000
Diversified - 0.5%
Horizon Pharma Financing, Inc.
6.63% due 05/01/23[1,5]	1,875,000	1,696,875
Total Corporate Bonds
(Cost $183,709,230)		171,979,939
SENIOR FLOATING RATE INTERESTS††,10 - 1.0%
Consumer, Non-cyclical - 0.6%
Sprint Industrial Holdings LLC
11.25% due 11/14/19	1,650,000	1,262,251
Caraustar Industries, Inc.
8.00% due 05/01/19	876,145	861,178
Total Consumer, Non-cyclical		2,123,429
Basic Materials - 0.4%
Fortescue Resources August 2006 Pty Ltd.
4.25% due 06/30/19	1,671,450	1,167,926

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 1.0% (continued)
Basic Materials - 0.4% (continued)
Vertellus Specialties, Inc.
10.50% due 10/31/19	$532,250	$379,893
Total Basic Materials		1,547,819
Total Senior Floating Rate Interests
(Cost $4,374,398)		3,671,248
Total Investments - 172.9%
(Cost $649,521,666)		$606,899,858

	Contracts (100 shares per contract)	Value
CALL OPTIONS WRITTEN†,* - 0.0%
Biogen, Inc. Expiring February 2016 with strike price of $310.00	66	$(1,980)
Amgen, Inc. Expiring February 2016 with strike price of $165.00	122	(4,026)
Mylan N.V. Expiring February 2016 with strike price of $57.50	247	(11,609)
Time Warner, Inc. Expiring February 2016 with strike price of $75.00	321	(33,063)
Total Call Options Written
(Premiums received $135,489)		(50,678)
Other Assets & Liabilities, net - (72.9)%		(255,919,896)
Total Net Assets - 100.0%		$350,929,284

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

*	Non-income producing security.
~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
†	Value determined based on Level 1 inputs.
††	Value determined based on Level 2 inputs.
1
All or a portion of these securities have been physically segregated in connection with borrowings or reverse repurchase agreements. As of January 31, 2016, the total value of the positions segregated was $401,988,333.

2	All or a portion of these securities represent cover for outstanding written options. As of January 31, 2016, the total value of the positions segregated was $8,545,056.
3	Perpetual maturity.
4	Rate indicated is the 7-day yield as of January 31, 2016.
5
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $120,860,095 (cost $131,163,909), or 34.4% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

6	Zero coupon rate security.
7	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
8	Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.
9	Security is an accreting bond until December 15, 2017, with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.
10	Variable rate security. Rate indicated is rate effective at January 31, 2016.

BV	Limited Liability Company
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
GmbH	Limited Liability
N.V.	Publicly Traded Company
plc	Public Limited Company
Pty	Proprietary
S.A.	Corporation
SAB de CV	Publicly Traded Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s investments at January 31, 2016 (see Note 1 in the Notes to Schedule of Investments):

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Convertible Bonds	$-	$280,763,792	$-	$280,763,792
Corporate Bonds	-	171,979,939	-	171,979,939
Senior Floating Rate Interests	-	3,671,248	-	3,671,248
Convertible Preferred Stocks	75,576,941	-	-	75,576,941
Common Stocks	40,193,587	-	-	40,193,587
Short Term Investments	34,714,351	-	-	34,714,351
Forward Foreign Currency Exchange Contracts	-	402,477	-	402,477
Total Assets	$150,484,879	$456,817,456	$-	$607,302,335
Liabilities
Call Options Written	$50,678	$-	$-	$50,678
Forward Foreign Currency Exchange Contracts	-	40,631	-	40,631
Total Liabilities	$50,678	$40,631	$-	$91,309

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

For information on the Advent Claymore Convertible Securities and Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Note 1 – Accounting Policies:

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Fund.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of OTC swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Forward foreign currency exchange contracts are valued daily at current exchange rates. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of January 31, 2016.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 – quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 – significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward currency contracts, swap contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within level 2 of the fair value hierarchy.

Note 2 – Federal Income Taxes:

As of January 31, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$651,336,430	$8,551,863	$(52,988,435)	$(44,436,572)	$446,657

Note 3 – Forward Foreign Currency Exchange Contracts:
As of January 31, 2016, the following forward foreign currency exchange contracts were outstanding:

Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value at 1/31/16	Net Unrealized Appreciation (Depreciation)
EUR	1,400,000
for USD	1,524,992	The Bank of New York Mellon	3/16/2016	$1,524,992	$1,516,641	$(8,351)
EUR	2,444,000
for USD	2,668,066	The Bank of New York Mellon	3/16/2016	2,668,066	2,647,623	(20,443)
EUR	2,100,000
for USD	2,283,792	The Bank of New York Mellon	3/16/2016	2,283,792	2,274,962	(8,830)
EUR	279,000
for USD	305,252	The Bank of New York Mellon	3/16/2016	305,252	302,245	(3,007)
						$(40,631)

Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value at 1/31/16	Net Unrealized Appreciation (Depreciation)
CAD	550,000
for USD	401,021	The Bank of New York Mellon	3/16/2016	$401,021	$390,833	$10,188
EUR	11,000,000
for USD	12,127,390	The Bank of New York Mellon	3/16/2016	12,127,390	11,916,468	210,922
EUR	404,000
for USD	442,644	The Bank of New York Mellon	3/16/2016	442,644	437,660	4,984
GBP	753,000
for USD	1,139,568	The Bank of New York Mellon	3/16/2016	1,139,568	1,068,218	71,350
GBP	29,000
for USD	41,656	The Bank of New York Mellon	2/1/2016	41,656	41,137	519
GBP	1,103,000
for USD	1,669,247	The Bank of New York Mellon	3/16/2016	1,669,247	1,564,733	104,514
						$402,477
Total unrealized appreciation for forward foreign currency exchange contracts						$361,846

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date: March 29, 2016

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date: March 29, 2016